22. Condensed Financial Information (Parent Company Only) (Details 2) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2010 Parent Company [Member]
Cash Flows from Operating Activities
Net income	$ 1,147,298	$ 1,267,351	$ 1,021,192	$ 964,849	$ 946,736	$ 820,624	$ 871,318	$ 944,868	$ 4,400,690	$ 3,583,546	$ 4,400,690	$ 3,583,546
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of subsidiary											(2,385,875)	(1,732,591)
Decrease (increase) in income taxes receivable											(20,162)	25,021
Net cash provided by operating activities									7,283,123	6,288,919	1,994,653	1,875,976
Cash Flows from Financing Activities
Dividends paid on preferred stock									187,500	187,500	(187,500)	(187,500)
Dividends paid on common stock									1,767,584	1,614,647	(1,767,584)	(1,614,647)
Net cash used in financing activities									19,583,862	1,935,158	(1,955,084)	(1,802,147)
Net increase in cash									6,417,064	(27,983,511)	39,569	73,829
Cash											236,514	196,945	123,116
Cash Received for Income Taxes											416,781	441,802
Cash Paid for Interest									4,939,632	5,637,594	974,257	974,257
Dividends paid:
Dividends declared									(2,666,741)	(2,613,143)	2,666,741	2,613,143
Increase in dividends payable attributable to dividends declared									(49,467)	(47,733)	(49,467)	(47,733)
Dividends reinvested									(849,690)	(950,763)	(849,690)	(950,763)
Total common shares dividends paid											$ 1,767,584	$ 1,614,647